Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film Cost Disclosures [Abstract]
Within 1 year	¥ 1,191,754	$ 187,012
Between 1 and 2 years	428,508	67,242
Between 2 and 3 years	¥ 300,035	$ 47,082